Acquisitions - Allocation of Purchase Price (Details) - Alta Recourse Development L L C $ in Thousands	Jul. 21, 2021 USD ($)
Business Acquisition [Line Items]
Equity	$ 1,925,405
Cash	1,000,000
Total consideration	2,925,405
Cash and cash equivalents	43,199
Accounts receivable, net	159,539
Property, plant and equipment	3,143,767
Other assets	6,309
Amount attributable to assets acquired	3,352,814
Accounts payable	131,214
Derivative instruments, at fair value	169,744
Other current liabilities	7,851
Other liabilities and credits	118,600
Amount attributable to liabilities assumed	$ 427,409